11. Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

11.	Prepaid Expenses and Other Current Assets

	December 31, 2018	December 31, 2017
Value-added tax recoverable, current	$483	$673
Deposit and prepayment for acquisitions, net of provision of $10,840 and $10,205, respectively (a)	55	116
Other deposit and prepayment, net of provision of $452 and $306, respectively (b)	1,216	2,359
Other receivable, net of provision of $914 and $906, respectively (c)	2,628	2,835
Total prepaid expenses and other current assets	$4,382	$5,983

(a)	Deposit and Prepayment for Acquisitions

Deposit and prepayment for acquisitions as at December 31, 2018 primarily include: i) an amount of $8,543 (2017: $8,032) relating to the acquisition of RE Capital Projects. The prepayment for acquisition of RE Capital Projects mainly included cash of $2,640 and the Group’s ordinary shares amounting to $5,500. In April 2017, the acquisition was terminated and both parties agreed that the ordinary shares would be transferred back to the Group and the cash portion would not be refunded. Thus, provision for doubtful recoveries of $8,488 (2017: $7,978) was accrued, and the prepayment for acquisition was written down to the recovered amount of $55 and $54 as of December 31, 2018 and 2017; ii) prepayment of $2,288 (2017: $2,227) relating to acquisition of the Kashima PV station. In 2015, the sellers agreed to refund the entire prepayments before September 30, 2017 according to the supplemental termination agreements. The Group assessed the collectability is remote and full provision for doubtful recoveries of $2,288 (2017: $2,227) was accrued; iii) prepayment of $64 (2017: $62) relating to the acquisition of the PV station from General Energy Solutions Inc. (“GES”). In 2017, the sellers agreed to refund the entire prepayments before September 30, 2019 according to the supplemental termination agreements. The Group assessed the collectability is remote and full provision for doubtful recoveries of $64 (2017: $nil) was accrued.

(b)	Other Deposit and Prepayment

Other deposit and prepayment primarily include prepayment made to vendors to purchase PV modules, rental deposits and other prepaid expenses.

(c)	Other receivable

Other receivable as at December 31, 2018 mainly included: i) the business fund lent to a third party, Tacoo Corporation with no interest bearing of $2,107 (2017: $2,033). The Company assessed the collectability of the receivable and concluded no provision accrued as of December 31, 2018 and 2017; ii) other receivable of $1,435 (2017: $1,708) for project payment on behalf of third parties, the Group assessed the collectability and provision of $914 (2017: $906) was accrued.